Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Asset and Liability Management Derivative Positions of Company
The following table summarizes the asset and liability management derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years

December 31, 2020
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$8,500	$–	1.86	$–	$–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	–	–	–	3,250	–	4.59
Net investment hedges
Foreign exchange forward contracts	479	–	.06	336	3	.06
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	16,431	73	.50	1,925	5	.07
Sell	10,440	48	.04	28,976	157	.07
Options
Purchased	11,610	121	4.11	–	–	–
Written	5,073	202	.13	7,770	198	2.53
Receive fixed/pay floating swaps	11,064	–	7.31	907	–	23.43
Pay fixed/receive floating swaps	78	–	13.68	8,538	–	5.67
Foreign exchange forward contracts	292	1	.04	341	2	.05
Equity contracts	127	3	.39	45	–	.46
Other (a)	47	1	.11	1,832	183	2.44
Total	$64,141	$449		$53,920	$548

December 31, 2019
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$18,300	$–	3.89	$4,900	$–	3.49
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	1,532	–	6.06	7,150	10	2.11
Net investment hedges
Foreign exchange forward contracts	–	–	–	287	3	.04
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	5,409	17	.08	5,477	11	.07
Sell	16,333	13	.81	8,113	25	.03
Options
Purchased	10,180	79	2.97	–	–	–
Written	1,270	30	.08	4,238	81	2.07
Receive fixed/pay floating swaps	4,408	–	5.99	5,316	–	13.04
Pay fixed/receive floating swaps	1,259	–	5.67	4,497	–	6.03
Foreign exchange forward contracts	113	1	.05	467	6	.04
Equity contracts	128	2	.45	20	–	1.06
Other (a)	34	–	.01	1,823	165	2.45
Total	$58,966	$142		$42,288	$301
(a)
Includes derivative liability swap agreements related to the sale of a portion of the Company’s Class B common and preferred shares of Visa Inc. The Visa swap agreements had a total notional value, fair value and weighted-average remaining maturity of $1.8 billion, $182 million and 2.50 years at December 31, 2020, respectively, compared to $1.8 billion, $165 million and 2.50 years at December 31, 2019, respectively. In addition, includes short-term underwriting purchase and sale commitments with total asset and liability notional values of $47 million at December 31, 2020, and $34 million at December 31, 2019.

Customer-Related Derivative Positions of Company
The following table summarizes the customer-related derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years

December 31, 2020
Interest rate contracts
Receive fixed/pay floating swaps	$144,859	$3,782	4.93	$12,027	$99	8.72
Pay fixed/receive floating swaps	15,048	2	8.43	134,963	1,239	4.71
Other (a)	9,921	6	3.75	6,387	3	4.22
Options
Purchased	72,655	111	1.40	1,454	46	2.96
Written	1,736	46	2.76	68,205	81	1.25
Futures
Buy	1,851	–	1.22	924	–	.05
Sell	–	–	–	4,090	–	.72
Foreign exchange rate contracts
Forwards, spots and swaps	44,845	1,590	.96	45,992	1,565	1.13
Options
Purchased	519	14	.90	–	–	–
Written	–	–	–	519	14	.90
Credit contracts	2,876	1	2.75	7,479	7	3.81
Total	$294,310	$5,552		$282,040	$3,054

December 31, 2019
Interest rate contracts
Receive fixed/pay floating swaps	$108,560	$1,865	4.83	$31,544	$88	3.83
Pay fixed/receive floating swaps	28,150	30	3.83	101,078	753	4.55
Other (a)	6,895	1	3.45	6,218	2	2.98
Options
Purchased	46,406	43	2.06	12,804	47	1.25
Written	6,901	49	1.93	49,741	41	1.82
Futures
Buy	894	–	.21	–	–	–
Sell	3,874	1	1.18	1,995	–	1.04
Foreign exchange rate contracts
Forwards, spots and swaps	36,350	748	.97	36,671	729	1.07
Options
Purchased	1,354	17	.54	–	–	–
Written	–	–	–	1,354	17	.54
Credit contracts	2,879	1	3.28	7,488	5	4.33
Total	$242,263	$2,755		$248,893	$1,682
(a)	Primarily represents floating rate interest rate swaps that pay based on differentials between specified interest rate indexes.

Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings
(net-of-tax)
for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2020	2019	2018	2020	2019	2018

Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts	$(145)	$(171)	$29	$(7)	$(8)	$3
Net investment hedges
Foreign exchange forward contracts	(21)	3	39	–	–	–
Non-derivative debt instruments	(90)	13	32	–	–	–
Note: The Company does not exclude components from effectiveness testing for cash flow and net investment hedges.

Effect of Fair Value and Cash Flow Hedge Accounting Included in Interest Expense on Consolidated Statement of Income
The table below shows the effect of fair value and cash flow hedge accounting on the Consolidated Statement of Income for the years ended December 31:

	Interest Income			Interest Expense
(Dollars in Millions)	2020	2019	2018	2020	2019	2018
Total amount of income and expense line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	$14,840	$17,494	$16,173	$2,015	$4,442	$3,254

Asset and Liability Management Positions
Fair value hedges
Interest rate contract derivatives	1	–	–	(134)	(44)	5
Hedged items	(1)	–	–	134	44	(5)
Cash Flow hedges
Interest rate contract derivatives	–	–	–	10	11	(5)
Note: The Company does not exclude components from effectiveness testing for fair value and cash flow hedges. The Company reclassified losses of $41 million into earnings during the year ended December 31, 2020, as a result of the discontinuance of cash flow hedges. The Company did not reclassify gains or losses into earnings as a result of the discontinuance of cash flow hedges during the years ended December 31, 2019 and 2018.

Summary of Cumulative Hedging Adjustments and the Carrying Amount of Assets and Liabilities Designated in Fair Value Hedges
The table below shows cumulative hedging adjustments and the carrying amount of assets and liabilities designated in fair value hedges:

	Carrying Amount of the Hedged Assets and Liabilities		Cumulative Hedging Adjustment (a)
At December 31 (Dollars in Millions)	2020	2019	2020	2019
Line Item in the Consolidated Balance Sheet

Available-for-sale investment securities	$99	$–	$(1)	$–
Long-term debt	8,567	23,195	903	35
(a)	The cumulative hedging adjustment related to discontinued hedging relationships was $726 million and $(7) million at December 31, 2020 and 2019, respectively.

Summary of Gains (Losses) Recognized in Earnings for Other Economic Hedges and Customer-Related Positions
The table below shows the gains (losses) recognized in earnings for other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2020	2019	2018

Asset and Liability Management Positions
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue/ other noninterest income	$82	$34	$110
Purchased and written options	Mortgage banking revenue	1,527	432	188
Swaps	Mortgage banking revenue	598	316	(111)
Foreign exchange forward contracts	Other noninterest income	3	(24)	39
Equity contracts	Compensation expense	3	–	(4)
Other	Other noninterest income	(70)	(140)	2

Customer-Related Positions
Interest rate contracts
Swaps	Commercial products revenue	135	82	47
Purchased and written options	Commercial products revenue	(8)	10	2
Futures	Commercial products revenue	(18)	(5)	9
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	78	82	84
Purchased and written options	Commercial products revenue	1	1	–
Credit contracts	Commercial products revenue	(32)	(18)	2